Loans and other borrowings	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Loans and other borrowings
22. Loans and other borrowings

	Maturity date	Discount at issue %	2023 $m	2022 $m

Current

Bank overdrafts (note 18)	n/a	n/a	44	55

€ 500m 1.625% bonds 2024	8 October 2024	0.437	555	–

			599	55

Non-current

€ 500m 1.625% bonds 2024	8 October 2024	0.437	–	534

£300m 3.75% bonds 2025	14 August 2025	0.986	387	365

£350m 2.125% bonds 2026	24 August 2026	0.550	449	423

€ 500m 2.125% bonds 2027	15 May 2027	0.470	559	539

£400m 3.375% bonds 2028	8 October 2028	1.034	509	480

€ 600m 4.375% bonds 2029	28 November 2029	0.098	663	–

			2,567	2,341

Total loans and other borrowings			3,166	2,396

Denominated in the following currencies:

Sterling			1,345	1,269

US dollars			44	53

Euros			1,777	1,073

Other			–	1

			3,166	2,396
Bonds
Interest is payable annually on the dates in the table, at the rates stated.
Revolving Credit Facility (‘RCF’)
The $1,350m facility matures in 2028, with an option to extend for a further one year at the lender’s discretion. A variable rate of interest is payable on amounts drawn. There were no amounts drawn as at 31 December 2023 or 31 December 2022.
The Group has no uncommitted facilities at 31 December 2023 (2022: $30m of which $nil was drawn).